FINANCIAL RISK MANAGEMENT, Fair Value Measurement Hierarchy and Estimates (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial assets at fair value [Abstract]
Financial assets at fair value through profit or loss	$ 464,955,449	$ 473,717,157
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	673,176,831	1,128,844,568
2031 Notes [Member]
Financial liabilities at carrying amount and estimated fair value [Abstract]
Carrying amount	514,170,137
Fair value	528,840,144
Fair Value [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	17,716,933	4,472,780
Financial assets at fair value through profit or loss	464,955,449	473,717,157
Total	482,672,382	478,189,937
Fair Value [Member] | Level 1 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	17,716,933	4,472,780
Financial assets at fair value through profit or loss	464,955,449	473,717,157
Total	482,672,382	478,189,937
Fair Value [Member] | Level 2 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Financial assets at fair value through profit or loss	0	0
Total	0	0
Fair Value [Member] | Level 3 [Member]
Financial assets at fair value [Abstract]
Cash and cash equivalents	0	0
Financial assets at fair value through profit or loss	0	0
Total	$ 0	$ 0